                          PFL Endeavor Target Account
                               Semi-Annual Report
                                 June 30, 2000
                                  (Unaudited)

Policyholder Letter

Dear Valued Policyholder:

We are pleased to present you with the market activity information on PFL Endeavor Target Account for the period ending June 30, 2000. We hope that you will find the underlying investment information interesting and informative.

This correspondence is also an opportunity to remind you that we welcome your comments and ideas as to how we can serve you even better. If you have any questions or comments, please call the Variable Annuity Department at 800-525-6205.

You can be assured of our continuing commitment to providing quality products and excellent service to our policyholders.

Sincerely yours,

/s/ Vincent J. McGuinness, Jr.

Vincent J. McGuinness, Jr.
President and Chief Executive Officer
PFL Endeavor Target Account

Portfolio Manager Letter

The Federal Reserve voted in May to increase short-term interest rates an additional one-half percent. The federal funds rate jumped from 6.0 to 6.5% while the discount rate moved from 5.5 to 6.0%. The combination of rising interest rates and surging oil prices, now selling in excess of $30 per barrel, battered many highly valued technology stocks and proved too much for several old economy stocks in the DJIA index. In particular, AT&T, International Paper, General Motors, Du Pont, J.P. Morgan, and Caterpillar declined anywhere from 14% to 44% in the second quarter. Value investing lagged growth investing in the second quarter, as measured by Standard & Poors. The S&P Barra Growth Index was down 1.6% while the S&P Barra Value Index declined 4.75%. Over the next six months, we believe stock valuations will be driven by two components: corporate earnings and the successful execution of a soft landing for the U.S. economy.

The July Target 5 Subaccount slightly underperformed the DJIA in the second quarter of 2000. Philip Morris, Eastman Kodak, and Sears performed well up 25.7%, 9.8% and 6.4% respectively. General Motors and Caterpillar performed poorly declining 30% and 14.1% respectively.

The July Target 10 Subaccount underperformed the DJIA in the second quarter of 2000. Philip Morris, Eastman Kodak, and Sears performed well up 25.7%, 9.8% and 6.4% respectively. General Motors, Du Pont (E.I.), J.P. Morgan, and Caterpillar performed poorly declining 30%, 17.3%, 16.4%, and 14.1% respectively.

The January Target 5 Subaccount outperformed the DJIA in the second quarter of 2000. Philip Morris, Eastman Kodak, and SBC Communications performed well up 25.7%, 9.8%, and 2.7% respectively. International Paper and Caterpillar performed poorly declining 30.3% and 14.1% respectively.

The January Target 10 Subaccount underperformed the DJIA in the second quarter of 2000. Philip Morris, Eastman Kodak, and SBC Communications performed well up 25.7%, 9.8% and 2.7% respectively. International Paper, General Motors, Du Pont (E.I.), J.P. Morgan, and Caterpillar experienced declines of 30.3%, 30%, 17.3%, 16.4%, and 14.1% respectively.

First Trust Advisors L.P.

Schedule of Investments

                          PFL Endeavor Target Account
                      Dow Target 5--July Series Subaccount
                           June 30, 2000 (Unaudited)

                                                                   Market
                                                         Shares     Value
                                                         ------  -----------
COMMON STOCK--99.8%
Automotives--23.6%
  General Motors Corporation............................ 46,140  $ 2,679,004
                                                                 -----------
Consumer Products--17.7%
  Philip Morris Companies, Inc. ........................ 75,776    2,012,800
                                                                 -----------
Machinery--15.2%
  Caterpillar, Inc...................................... 50,758    1,719,427
                                                                 -----------
Miscellaneous Manufacturing Industries--23.6%
  Eastman Kodak Company................................. 44,933    2,673,513
                                                                 -----------
Retail--19.7%
  Sears Roebuck & Company............................... 68,307    2,228,516
                                                                 -----------
  Total Common Stock
   (Cost $14,478,436)...................................          11,313,260
                                                                 -----------
TOTAL INVESTMENTS
 (Cost $14,478,436*)....................................   99.8%  11,313,260
OTHER ASSETS AND LIABILITIES (Net)......................    0.2%      23,653
                                                         ------  -----------
NET ASSETS..............................................  100.0% $11,336,913
                                                         ======  ===========

*Aggregate cost for federal tax purposes.


See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                     Dow Target 10--July Series Subaccount
                           June 30, 2000 (Unaudited)

                                                                      Market
                                                            Shares     Value
                                                            ------  -----------
COMMON STOCK--97.6%
Automotives--10.7%
  General Motors Corporation............................... 21,577  $ 1,252,815
                                                                    -----------
Consumer Products--8.1%
  Philip Morris Companies, Inc. ........................... 35,428      941,056
                                                                    -----------
Diversified Chemicals--7.8%
  DuPont (E.I.) De Nemours & Company....................... 20,841      911,794
                                                                    -----------
Diversified Manufacturing--11.6%
  Minnesota Mining & Manufacturing Company................. 16,381    1,351,432
                                                                    -----------
Financial Services--9.6%
  J.P. Morgan & Company, Inc. ............................. 10,130    1,115,566
                                                                    -----------
Machinery--6.9%
  Caterpillar, Inc......................................... 23,732      803,921
                                                                    -----------
Miscellaneous Manufacturing Industries--10.7%
  Eastman Kodak Company.................................... 21,018    1,250,571
                                                                    -----------
Oil and Gas Extraction--12.4%
  Exxon Mobil Corporation.................................. 18,453    1,448,561
                                                                    -----------
Petroleum Refining--10.9%
  Chevron Corporation...................................... 14,955    1,268,371
                                                                    -----------
Retail--8.9%
  Sears Roebuck & Company.................................. 31,916    1,041,260
                                                                    -----------
  Total Common Stock
   (Cost $13,701,017)......................................          11,385,347
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $13,701,017*).......................................   97.6%  11,385,347
OTHER ASSETS AND LIABILITIES (Net).........................    2.4%     276,978
                                                            ------  -----------
NET ASSETS.................................................  100.0% $11,662,325
                                                            ======  ===========

*Aggregate cost for federal tax purposes.

See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                    Dow Target 5--January Series Subaccount
                           June 30, 2000 (Unaudited)

                                                                       Market
                                                             Shares    Value
                                                             ------  ----------
COMMON STOCK--98.3%
Consumer Products--27.1%
  Philip Morris Companies, Inc.............................. 55,865  $1,483,914
                                                                     ----------
Machinery--16.9%
  Caterpillar, Inc.......................................... 27,308     925,059
                                                                     ----------
Miscellaneous Manufacturing Industries--21.1%
  Eastman Kodak Company..................................... 19,392   1,153,824
                                                                     ----------
Paper and Paper Products--12.4%
  International Paper Company............................... 22,768     678,771
                                                                     ----------
Telecommunications--20.8%
  SBC Communications........................................ 26,353   1,139,767
                                                                     ----------
  Total Common Stock
   (Cost $6,053,195)........................................          5,381,335
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $6,053,195*).........................................   98.3%  5,381,335
OTHER ASSETS AND LIABILITIES (Net)..........................    1.7%     90,339
                                                             ------  ----------
NET ASSETS..................................................  100.0% $5,471,674
                                                             ======  ==========

*Aggregate cost for federal tax purposes.


See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                    Dow Target 10--January Series Subaccount
                           June 30, 2000 (Unaudited)

                                                                       Market
                                                             Shares    Value
                                                             ------  ----------
COMMON STOCK--99.3%
Automotives--9.5%
  General Motors Corporation................................ 11,914  $  691,757
                                                                     ----------
Consumer Products--13.8%
  Philip Morris Companies, Inc.............................. 37,737   1,002,389
                                                                     ----------
Diversified Chemicals--7.9%
  duPont (E.I.) de Nemours & Company........................ 13,140     574,875
                                                                     ----------
Diversified Manufacturing--10.0%
  Minnesota Mining & Manufacturing Company..................  8,843     729,547
                                                                     ----------
Financial Services--10.4%
  J.P. Morgan & Company, Inc. ..............................  6,837     752,925
                                                                     ----------
Machinery--8.6%
  Caterpillar, Inc.......................................... 18,390     622,961
                                                                     ----------
Miscellaneous Manufacturing Industries--10.7%
  Eastman Kodak Company..................................... 13,071     777,724
                                                                     ----------
Oil & Gas Extraction--11.6%
  Exxon Mobil Corporation................................... 10,749     843,797
                                                                     ----------
Paper and Paper Products--6.3%
  International Paper Co. .................................. 15,349     457,592
                                                                     ----------
Telecommunications--10.5%
  SBC Communications, Inc. ................................. 17,772     768,639
                                                                     ----------
  Total Common Stock
   (Cost $8,650,399)........................................          7,222,206
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $8,650,399*).........................................   99.3%  7,222,206
OTHER ASSETS AND LIABILITIES (Net)..........................    0.7%     47,605
                                                             ------  ----------
NET ASSETS..................................................  100.0% $7,269,811
                                                             ======  ==========

*Aggregate cost for federal tax purposes.

See accompanying notes

Statements of Assets and Liabilities

                          PFL Endeavor Target Account
                           June 30, 2000 (Unaudited)

                         Dow Target 5 Dow Target 10  Dow Target 5  Dow Target 10
                         July Series   July Series  January Series January Series
                          Subaccount   Subaccount     Subaccount     Subaccount
                         ------------ ------------- -------------- --------------
Assets
Investment in
 securities, at market
 value                   $11,313,260   $11,385,347    $5,381,335     $7,222,206
Cash                           5,929       277,479        80,488         60,604
Receivable from
 investment securities
 sold                            --            --            --          99,512
Dividends and/or
 interest receivable          71,259        44,943        36,075         30,334
                         -----------   -----------    ----------     ----------
  Total assets           $11,390,448   $11,707,769    $5,497,898     $7,412,656
                         ===========   ===========    ==========     ==========
Liabilities and
 contract owners'
 equity
Liabilities:
Payable for investment
 securities purchased    $       --    $       --     $      --      $  101,010
Management fee payable         7,379         7,597         3,491          4,834
Accrued Expenses
 payable                      28,694        22,097        13,497         12,994
Fund redemption payable       17,462        15,750         9,236         24,007
                         -----------   -----------    ----------     ----------
  Total liabilities           53,535        45,444        26,224        142,845
Contract owners'
 equity:
Deferred annuity
 contracts terminable
 by owners                11,336,913    11,662,325     5,471,674      7,269,811
                         -----------   -----------    ----------     ----------
  Total liabilities and
   contract owners'
   equity                $11,390,448   $11,707,769    $5,497,898     $7,412,656
                         ===========   ===========    ==========     ==========


See accompanying notes

Statements of Operations

                          PFL Endeavor Target Account
               For the Six Months Ended June 30, 2000 (Unaudited)

                           Dow Target 5  Dow Target 10  Dow Target 5  Dow Target 10
                           July Series    July Series  January Series January Series
                            Subaccount    Subaccount     Subaccount     Subaccount
                           ------------  ------------- -------------- --------------
Net investment income
Investment income:
Dividends                  $   241,925    $   203,692   $   119,646    $   128,213
Interest                           --             --            --             --
                           -----------    -----------   -----------    -----------
  Total investment income      241,925        203,692       119,646        128,213
                           -----------    -----------   -----------    -----------
Expenses:
Investment management fee       50,637         50,109        23,619         29,775
Administration fees              5,453          5,410         4,972          4,972
Custodian fees                   1,173          2,657         2,153          3,211
Transfer agent fees                 47             36            15             15
Legal fees                         963            963           963            463
Audit fees                       1,057          1,057         1,057          1,057
Trustee fees and expenses        2,828          4,085           758            916
Printing                        12,782         12,832         6,062          7,409
Other                            2,045            701         1,653          1,031
Policy Fees                      3,586          1,224         6,427          5,810
Mortality and expense
 risk charge                   102,410        102,074        47,917         60,423
                           -----------    -----------   -----------    -----------
  Total gross expenses         182,981        181,148        95,596        115,082
Less:
Waiver/reimbursement from
 investment manager                --             --           (169)           --
Credits allowed by
 custodian                         --          (1,557)       (1,705)        (1,893)
                           -----------    -----------   -----------    -----------
  Total net expenses           182,981        179,591        93,722        113,189
                           -----------    -----------   -----------    -----------
    Net investment income       58,944         24,101        25,924         15,024
                           -----------    -----------   -----------    -----------
Net realized and
 unrealized capital
 (loss) from investments
Proceeds from sales of
 investments                 5,065,498      3,770,605    10,353,471      6,739,477
Costs of investments sold    6,360,641      3,874,045    12,438,932      7,445,455
                           -----------    -----------   -----------    -----------
Net realized capital
 (loss) on investments      (1,295,143)      (103,440)   (2,085,460)      (705,978)
Net change in unrealized
 appreciation/
 depreciation of
 investments:
  Beginning of the period   (3,161,892)      (837,378)   (1,314,126)      (698,023)
  End of the period         (3,165,176)    (2,315,670)     (671,860)    (1,428,193)
                           -----------    -----------   -----------    -----------
  Net change in
   unrealized
   appreciation/
   depreciation of
   investments                  (3,284)    (1,478,292)      642,266       (730,170)
                           -----------    -----------   -----------    -----------
  Net realized and
   unrealized capital
   (loss) from
   investments              (1,298,427)    (1,581,732)   (1,443,194)    (1,436,148)
                           -----------    -----------   -----------    -----------
Decrease from operations   $(1,239,483)   $(1,557,631)  $(1,417,270)   $(1,421,124)
                           ===========    ===========   ===========    ===========

See accompanying notes

Statements of Changes in Contract Owners' Equity

                          PFL Endeavor Target Account
             For the Six Months Ended June 30, 2000 (Unaudited) and
                      For the Year Ended December 31, 1999

                              Dow Target 5              Dow Target 10             Dow Target 5              Dow Target 10
                               July Series               July Series             January Series            January Series
                               Subaccount                Subaccount                Subaccount                Subaccount
                            2000         1999         2000         1999         2000        1999(1)       2000        1999(1)
                         -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Operations
 Net investment income
  (loss)                 $    58,944  $    38,136  $    24,101  $     8,643  $    25,924  $      (914) $    15,024  $       569
 Net realized capital
  gain (loss)             (1,295,143)   1,094,179     (103,440)     512,270   (2,085,460)     126,117     (705,978)       7,813
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments                 (3,284)  (4,382,144)  (1,478,292)  (1,226,736)     642,266   (1,314,126)    (730,170)    (698,023)
                         -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Increase (decrease)
  from operations         (1,239,483)  (3,249,829)  (1,557,631)    (705,823)  (1,417,270)  (1,188,923)  (1,421,124)    (689,641)
                         -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Contract transactions
 Net contract purchase
  payments                   242,199    6,265,956      270,671    5,640,536      518,576    6,605,239      561,752    7,479,940
 Transfer payments from
  other subaccounts or
  general account         (3,639,491)     803,957   (3,196,492)   2,238,202   (1,595,373)   2,961,916   (2,103,055)   3,874,139
 Contract terminations,
  withdrawals, and
  other deductions        (1,131,941)    (971,056)    (331,147)    (923,723)    (266,891)    (145,600)    (316,886)    (115,314)
                         -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Increase (Decrease)
  from contract
  transactions            (4,529,233)   6,098,857   (3,256,968)   6,955,015   (1,343,688)   9,421,555   (1,858,189)  11,238,765
                         -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
  (decrease) in
  contract owners'
  equity                  (5,768,716)   2,849,028   (4,814,599)   6,249,192   (2,760,958)   8,232,632   (3,279,313)  10,549,124
Contract owner's equity
 Beginning of the
  period                  17,105,629   14,256,601   16,476,924   10,227,732    8,232,632          --    10,549,124          --
                         -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
 End of the period       $11,336,913  $17,105,629  $11,662,325  $16,476,924  $ 5,471,674  $ 8,232,632  $ 7,269,811  $10,549,124
                         ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

(1) Commencement of operations, January 4, 1999

See accompanying notes

Notes to Financial Statements

                          PFL Endeavor Target Account
                           June 30, 2000 (Unaudited)

1. Organization and Summary of Significant Accounting Policies

Organization:
The PFL Endeavor Target Account (the Target Account) is a segregated investment subaccount of PFL Life Insurance Company (PFL Life), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Target Account is registered with the Securities and Exchange Commission
(SEC) as an open-end management investment company pursuant to provisions of the Investment Company Act of 1940. The SEC, however, does not supervise the management or the investment practices or policies of the Target Account. The Target Account is currently divided into four investment subaccounts, DOW Target 5--July Series ("Target 5--July"), DOW Target 10--July Series ("Target 10--July"), DOW Target 5--January Series ("Target 5--January") and DOW Target 10--January Series ("Target 10--January"). Investment activity in these investment subaccounts is available for investment to contract owners of The Endeavor Variable Annuity, The Endeavor Platinum Variable Annuity, and The Endeavor ML Variable Annuity (the Variable Annuities), issued by PFL Life. Net purchase payments received by the Target Account for the Variable Annuities are invested in the subaccounts as selected by the contract owner. The Target 5-- July and Target 10--July commenced operations on July 1, 1998. The Target 5-- January and Target 10--January commenced operations on January 1, 1999.

Portfolio Valuation:
The Target Account's investments are valued at market value as determined using the last reported sale price at the close of the New York Stock Exchange on June 30, 2000.

Income Taxes:
Operations of the Target Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Target Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Target Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Target Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

Securities Transactions and Investment Income:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments are credited or charged to contract owners' equity.

Concentration of Risk:
An investment in the Target Account may be subject to additional risk due to the relative lack of diversity in its portfolio.

2. Fees and Expenses

The Target Account is managed by Endeavor Management Company, (the Investment Manager), an affiliate of PFL Life, pursuant to a management agreement. The Investment Manager is responsible for providing

Notes to Financial Statements

                          PFL Endeavor Target Account
                           June 30, 2000 (Unaudited)

2. Fees and Expenses (continued)

investment management and administrative services to the Target Account. First Trust Advisers L.P. (the Adviser) is the Account's investment Adviser. As compensation for these services, the Target Account pays the Investment Manager a monthly fee based on a percentage of the average daily net assets at the annual rate of 0.75% for each Subaccount. In addition, the Investment Manager pays the Adviser a fee equal to 0.35% of the average daily net assets.

The Subaccounts pay all expenses not assumed by the Investment Manager. PFPC Inc. (PFPC), formerly First Data Investor Services Group, Inc., a majority-owned subsidiary of PNC Bank Corp, serves as Administrator to the Subaccounts and is paid a flat fee of $10,000 per annum for each Subaccount. PFPC also serves as the Fund's transfer agent.

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse the Target Account for expenses. The Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses to ensure that total expenses do not exceed 1.30% of the Subaccount's average daily net assets. For the period ended June 30, 2000, the Investment Manager waived and reimbursed expenses of $169 for the Target 10-January. Boston Safe Deposit and Trust Company (BSDT), an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Subaccounts' custodian. BSDT has agreed to compensate the Target Account and decrease custody fees for cash balances left uninvested by the Subaccounts. For the period ended June 30, 2000, the Target Account's expenses were reduced as follows: Dow Target 10-July Series $1,557, Dow Target 5-January Series $1,705, Dow Target 10-January Series $1,893.

No director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers or PFPC received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Target Account pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers, PFPC or any of their affiliates $1,000 per annum plus $100 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses.

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Target Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL Life also deducts a daily administrative charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. For certain policies of Endeavor Variable Annuity and of Endeavor ML Variable annuity sold on or after May 1, 1997, during the first seven policy years, PFL Life deducts a daily Distribution Finance Charge equal to an effective annual rate of .15% of the contract owners' account. For certain policies of Endeavor Platinum Variable Annuity sold on or after May 1, 1997, during the first ten policy years, PFL Life deducts a daily Distribution Finance Charge equal to an effective annual rate of .25% of the contract owners' account.

Notes to Financial Statements

                          PFL Endeavor Target Account
                           June 30, 2000 (Unaudited)


3. Securities Transactions

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                   Period Ended June 30, and the year end
                                                December 31,
                               ----------------------------------------------
                                        2000                   1999
                               ---------------------- -----------------------
                               Purchases     Sales     Purchases     Sales
                               ---------- ----------- ----------- -----------
Dow Target 5--July Series
 Subaccount                    $  568,315 $ 5,065,498 $22,486,933 $16,651,910
Dow Target 10--July Series
 Subaccount                       229,303   3,770,605  12,059,101   5,495,778
Dow Target 5--January Series
 Subaccount                     9,053,323  10,353,471  16,662,993   7,350,304
Dow Target 10--January Series
 Subaccount                     5,468,808   6,739,477  11,936,647   1,317,414

Net unrealized appreciation (depreciation) of investments at June 30, 2000 was composed of the following:

                                  Gross         Gross
                                Unrealized    Unrealized   Net Unrealized
                               Appreciation (Depreciation) (Depreciation)
                               ------------ -------------- --------------
Dow Target 5--July Series
 Subaccount                      $    --     $(3,165,776)   $(3,165,776)
Dow Target 10--July Series
 Subaccount                        50,052     (2,365,722)    (2,315,670)
Dow Target 5--January Series
 Subaccount                       208,755       (880,615)      (671,860)
Dow Target 10--January Series
 Subaccount                       119,711     (1,547,904)    (1,428,193)

4. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at June 30, 2000 follows:

                                                                     5% Annually Compounding Death Benefit
                             Return of Premium Death Benefit            or Annual Step-Up Death Benefit
                        ------------------------------------------ -----------------------------------------
                         Accumulation  Accumulation     Total      Accumulation  Accumulation     Total
                         Units Owned    Unit Value  Contract Value  Units Owned   Unit Value  Contract Value
                        --------------------------- -------------- ------------- ------------ --------------
Dow Target 5 July Series Subaccount:
 PFL Endeavor Variable
  Annuity                2,862,038.436  $0.875351     $2,505,288   4,134,554.008  $0.8727600    $3,608,473
 PFL ML Endeavor
  Variable Annuity         278,439.990   0.875351        243,733   1,399,004.123   0.8727600     1,220,995
 Platinum Endeavor
  Variable Annuity       1,017,303.083   0.873633        888,750   3,294,499.403   0.8710500     2,869,674
                                                      ----------                                ----------
                                                      $3,637,771                                $7,699,142
                                                      ==========                                ==========
Dow Target 10 July Series Subaccount:
 PFL Endeavor Variable
  Annuity                1,861,983.658  $0.896736     $1,669,708   3,494,283.766  $0.8940840    $3,124,183
 PFL ML Endeavor
  Variable Annuity         664,706.095   0.896736        596,066   3,590,115.910   0.8940840     3,209,865
 Platinum Endeavor
  Variable Annuity         514,873.996   0.894966        460,795   2,915,663.574   0.8923210     2,601,708
                                                      ----------                                ----------
                                                      $2,726,569                                $8,935,756
                                                      ==========                                ==========
Dow Target 5 January Series
 Subaccount:
 PFL Endeavor Variable
  Annuity                1,680,781.172  $0.755222     $1,269,363   2,119,960.155  $0.7535630    $1,597,524
 PFL ML Endeavor
  Variable Annuity         102,556.923   0.755222         77,453   1,073,826.094   0.7535630       809,196
 Platinum Endeavor
  Variable Annuity         676,063.032   0.754113        509,828   1,605,807.138   0.7524630     1,208,310
                                                      ----------                                ----------
                                                      $1,856,644                                $3,615,030
                                                      ==========                                ==========
Dow Target 10 January Series
 Subaccount:
 PFL Endeavor Variable
  Annuity                1,619,627.497  $0.823795     $1,334,241   2,322,316.042  $0.8219800    $1,908,897
 PFL ML Endeavor
  Variable Annuity         381,188.347   0.823795        314,021   2,434,064.081   0.8219800     2,000,752
 Platinum Endeavor
  Variable Annuity         379,210.659   0.822581        311,931   1,705,667.533   0.8207750     1,399,969
                                                      ----------                                ----------
                                                      $1,960,193                                $5,309,618
                                                      ==========                                ==========

Notes to Financial Statements

                          PFL Endeavor Target Account
                           June 30, 2000 (Unaudited)

4.Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows

                          Dow Target 5 Dow Target 10  Dow Target 5  Dow Target 10
                          July Series   July Series  January Series January Series
                           Subaccount   Subaccount     Subaccount     Subaccount
                          ------------ ------------- -------------- --------------
Units outstanding--Janu-
 ary 1, 1999               12,713,886    9,891,569            --             --
Units purchased             5,700,605    5,395,476      6,590,696      7,280,357
Units redeemed and
 transferred                 (648,036)   1,020,008      2,453,693      3,452,418
                           ----------   ----------     ----------     ----------
Units outstanding Decem-
 ber 31, 1999              17,766,455   16,307,053      9,044,389     10,732,775
Units purchased               254,166      276,889        648,251        641,796
Units redeemed and
 transferred               (5,034,782)  (3,542,315)    (2,433,646)    (2,532,497)
                           ----------   ----------     ----------     ----------
Units outstanding June
 30, 2000                  12,985,839   13,041,627      7,258,994      8,842,074
                           ==========   ==========     ==========     ==========